Schedule of Investments (unaudited)	iShares® MSCI Saudi Arabia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 42.8%
Al Rajhi Bank	4,035,649	$141,796,711
Alinma Bank	3,607,453	21,904,728
Arab National Bank	2,227,060	12,988,611
Bank AlBilad(a)	1,391,563	15,863,537
Bank Al-Jazira	1,644,258	7,943,860
Banque Saudi Fransi	2,157,525	23,118,804
Riyad Bank	4,821,122	35,982,358
Saudi British Bank (The)	2,977,262	23,717,873
Saudi National Bank (The)	7,191,666	115,784,366
		399,100,848
Building Products — 0.3%
Saudi Ceramic Co.	225,333	3,119,872

Chemicals — 18.2%
Advanced Petrochemical Co.	427,840	7,797,730
Alujain Holding.	103,986	1,593,622
National Industrialization Co.(a)	1,391,912	7,409,537
National Petrochemical Co.	136,900	1,459,644
SABIC Agri-Nutrients Co.	629,068	28,921,151
Sahara International Petrochemical Co.	1,406,208	14,412,170
Saudi Basic Industries Corp	2,914,697	83,766,031
Saudi Industrial Investment Group	887,271	7,154,267
Saudi Kayan Petrochemical Co.(a)	1,546,909	6,841,258
Yanbu National Petrochemical Co.	605,518	10,281,346
		169,636,756
Commercial Services & Supplies — 0.4%
Saudi Airlines Catering Co.(a)	178,983	3,845,884

Construction Materials — 3.5%
Arabian Cement Co./Saudi Arabia	258,804	2,552,444
City Cement Co.	349,350	2,106,381
Eastern Province Cement Co.	222,015	2,559,481
Najran Cement Co.	505,476	2,410,374
Northern Region Cement Co.	562,068	1,962,001
Qassim Cement Co. (The)	199,568	3,888,586
Riyadh Cement Co.	79,655	660,160
Saudi Cement Co.	324,837	4,807,856
Southern Province Cement Co.	282,067	4,962,262
Yamama Cement Co.(a)	459,575	3,105,402
Yanbu Cement Co.	351,667	3,243,330
		32,258,277
Diversified Consumer Services — 0.1%
Ataa Educational Co., NVS	39,970	647,770
National Co. for Learning & Education Ltd., NVS	39,408	614,503
		1,262,273
Diversified Telecommunication Services — 4.7%
Saudi Telecom Co.	1,491,456	44,128,269

Electric Utilities — 2.1%
Saudi Electricity Co.	3,053,310	19,172,825

Equity Real Estate Investment Trusts (REITs) — 0.2%
Jadwa REIT Saudi Fund	480,692	1,932,198

Food & Staples Retailing — 0.6%
Abdullah Al Othaim Markets Co.	189,259	5,387,534

Food Products — 3.2%
Al Jouf Agricultural Development Co.	42,514	639,138
Security	Shares	Value

Food Products (continued)
Almarai Co. JSC	947,881	$12,089,803
Aseer Trading Tourism & Manufacturing Co.(a)	426,409	2,023,158
Halwani Brothers Co.	42,575	868,160
National Agriculture Development Co. (The)(a)	265,977	2,137,543
Saudi Fisheries Co.(a)	55,637	715,886
Saudia Dairy & Foodstuff Co.	75,019	3,253,886
Savola Group (The)	1,021,185	8,455,013
		30,182,587
Gas Utilities — 0.3%
National Gas & Industrialization Co.	217,593	3,239,986

Health Care Providers & Services — 3.1%
Al Hammadi Co. for Development and Investment	309,596	3,218,425
Dallah Healthcare Co.	183,666	3,651,516
Dr Sulaiman Al Habib Medical Services Group Co.	175,487	7,672,741
Middle East Healthcare Co.	202,064	1,714,540
Mouwasat Medical Services Co.	193,891	8,793,734
National Medical Care Co.	129,917	2,139,938
Saudi Chemical Co. Holding	244,211	2,067,374
		29,258,268
Hotels, Restaurants & Leisure — 1.2%
Dur Hospitality Co.(a)	254,617	2,103,936
Herfy Food Services Co.	131,499	2,277,143
Leejam Sports Co. JSC	113,096	3,150,794
Seera Group Holding(a)	668,062	3,244,687
		10,776,560
Industrial Conglomerates — 0.1%
Astra Industrial Group, NVS	63,211	603,197

Insurance — 1.7%
Al Rajhi Co. for Co-operative Insurance(a)	96,543	2,141,054
Bupa Arabia for Cooperative Insurance Co.	231,267	8,322,061
Co for Cooperative Insurance (The)	269,244	5,545,667
		16,008,782
IT Services — 0.1%
Al Moammar Information Systems Co.	22,808	899,772

Media — 0.8%
Saudi Research & Media Group(a)	168,583	7,146,724

Metals & Mining — 3.2%
Saudi Arabian Mining Co.(a)	1,562,139	29,772,081

Oil, Gas & Consumable Fuels — 5.6%
Aldrees Petroleum and Transport Services Co.	180,194	3,146,046
Rabigh Refining & Petrochemical Co.(a)	964,285	5,630,586
Saudi Arabia Refineries Co.	20,335	695,169
Saudi Arabian Oil Co.(b)	4,668,911	43,088,875
		52,560,676
Pharmaceuticals — 0.3%
Saudi Pharmaceutical Industries & Medical
Appliances Corp.	291,902	2,903,360

Professional Services — 0.2%
Maharah Human Resources Co.	98,738	1,985,525

Real Estate Management & Development — 1.8%
Arriyadh Development Co.	464,940	3,234,602
Dar Al Arkan Real Estate Development Co.(a)	2,296,164	5,591,346
Emaar Economic City(a)	1,772,578	5,235,144

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Saudi Real Estate Co.(a)	530,481	$2,943,974
		17,005,066
Road & Rail — 0.5%
Saudi Public Transport Co.(a)	376,769	1,986,483
United International Transportation Co.	199,168	2,409,394
		4,395,877
Specialty Retail — 2.1%
Fawaz Abdulaziz Al Hokair & Co.(a)	386,533	1,712,383
Jarir Marketing Co.	225,477	11,116,275
Saudi Co. For Hardware CJSC	111,248	1,420,402
United Electronics Co.	144,224	4,843,860
		19,092,920
Thrifts & Mortgage Finance — 0.1%
Amlak International for Real Estate Finance Co.	108,315	610,925

Transportation Infrastructure — 0.5%
Saudi Ground Services Co.(a)	408,823	3,367,265
Saudi Industrial Services Co.	122,430	954,547
		4,321,812
Water Utilities — 0.1%
AlKhorayef Water & Power Technologies Co., NVS	25,528	601,523

Wireless Telecommunication Services — 1.9%
Etihad Etisalat Co.	1,443,751	12,083,853
Mobile Telecommunications Co.(a)	1,853,595	6,057,435
		18,141,288
Total Common Stocks — 99.7%
(Cost: $699,871,276)		929,351,665
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,320,000	$2,320,000

Total Short-Term Investments — 0.3%
(Cost: $2,320,000)		2,320,000

Total Investments in Securities — 100.0%
(Cost: $702,191,276)		931,671,665

Other Assets, Less Liabilities — 0.0%		73,275

Net Assets — 100.0%		$931,744,940

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,190,000	$—	$(870,000	)(a)	$—	$—	$2,320,000	2,320,000	$18	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	38	12/17/21	$2,303	$(102,690)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$425,843,690	$503,507,975	$—	$929,351,665
Money Market Funds	2,320,000	—	—	2,320,000
	$428,163,690	$503,507,975	$—	$931,671,665
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(102,690)	$—	$—	$(102,690)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

JSC	Joint Stock Company

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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